Expense Example	Dec. 01, 2025 USD ($)
VistaShares Bitcoin Treasury Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
VistaShares Ethereum Treasury Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
VistaShares Ethereum Treasury ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
VistaShares IPO and Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303